Income taxes - Components of (Provision for) Benefit from Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Netherlands	€ 10,297.5	€ 7,927.0	€ 8,453.5
Foreign	1,108.6	1,115.4	630.0
Income before income taxes	11,406.1	9,042.4	9,083.5
Income tax (expense) / benefit current	(1,638.0)	(1,424.1)	(1,211.7)
Income tax (expense) / benefit deferred	(12.8)	67.5	(58.4)
Income tax (expense) / benefit Netherlands	(1,650.8)	(1,356.6)	(1,270.1)
Income tax (expense) / benefit current	(359.1)	(322.7)	(441.3)
Income tax (expense) / benefit deferred	(3.5)	(1.3)	275.6
Income tax (expense) / benefit Foreign	(362.6)	(324.0)	(165.7)
Total income tax (expense) / benefit current	(1,997.1)	(1,746.8)	(1,653.0)
Total income tax (expense) / benefit deferred	(16.3)	66.2	217.2
Provision for income taxes	€ (2,013.4)	€ (1,680.6)	€ (1,435.8)